Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment

Buildings and building improvements	32.8	yrs.
Transportation equipment	10.5
Machinery and equipment	5.1
Computer software	4.6
Furniture and fixtures	4.8

Schedule of movement in Goodwill

		Roto-
	Vitas	Rooter	Total
Balance at December 31, 2016	$328,301	$144,065	$472,366
Business combinations	-	4,396	4,396
Foreign currency adjustments	-	125	125
Balance at December 31, 2017	$328,301	$148,586	$476,887
Business combinations	5,030	28,780	33,810
Foreign currency adjustments	-	(127)	(127)
Balance at December 31, 2018	$333,331	$177,239	$510,570

Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets

Covenants not to compete	6.5	yrs.
Reacquired franchise rights	7.9
Referral networks	10.0
Customer lists	12.0